Operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities Disclosure [Abstract]
Schedule of Maximum Exposure to Loss from Variable Interest Entities
Our maximum exposure to loss from VIEs for which we are not the primary beneficiary was as follows:

	December 31,
(Millions of dollars)	2014	2013	2012
Receivables - trade and other	$36	$21	$23
Receivables - finance	216	185	122
Long-term receivables - finance	285	334	353
Investments in unconsolidated affiliated companies	83	89	93
Guarantees	129	151	176
Total	$749	$780	$767